Subsequent Events (Details) ₪ in Millions	12 Months Ended
	Dec. 31, 2018 ILS (₪) Employees	Dec. 31, 2017 ILS (₪)
Subsequent Events (Textual)
Repayment of the debt		₪ 43
B Communications [Member]
Subsequent Events (Textual)
Repayment of the debt	₪ 400
B Communications [Member] | Series C Debentures [Member]
Subsequent Events (Textual)
Annual coupon percentage	1% to 4.6%
Equity attributable to shareholders decrease	₪ 750
Additional annual coupon percentage	0.25% to 4.85%
March 14, 2019 [Member] | DBS [Member]
Subsequent Events (Textual)
Collective arrangement, description	DBS signed a collective arrangement with the Histadrut Federation of Labor and the employees' representatives regarding retrenchment and synergy procedures, commencing on June 1, 2010 until December 31, 2021 ("the Arrangement").
Number of employees terminate | Employees	325
Estimated cost arrangement additional financial benefits to the employees	₪ 68
March 2019 [Member] | Minimum [Member]
Subsequent Events (Textual)
Aggregate material decline cumulative range	700
March 2019 [Member] | Maximum [Member]
Subsequent Events (Textual)
Aggregate material decline cumulative range	800
May 5, 2019 [Member] | Bezeq [Member]
Subsequent Events (Textual)
Amount received from property sale	377
Amount paid to full permit fees and improvement	250
Claims amount	450
May 5, 2019 [Member]
Subsequent Events (Textual)
Investment for insurance	950
May 14, 2019 [Member]
Subsequent Events (Textual)
Total cash investment	₪ 640